JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 21, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I on behalf of
JPMorgan Short Duration High Yield Fund (the “Fund”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 512 (Amendment No. 513 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of this filing is to reflect a change to the Fund’s name and changes to the Fund’s investment strategies and associated risks to take effect on or around September 29, 2017.

If you have any questions, please call me at (614) 213-4042.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary